Consolidated Statement of Comprehensive Income - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Revenue	€ 38,276	€ 9,431
Cost of sales	(38,807)	(14,255)
Gross profit (loss)	(531)	(4,824)
Research and development expenses	(1,659)	(1,030)
Selling and general administrative expenses	(16,284)	(12,706)
Impairment losses on trade receivables and contract assets	(596)	(141)
Other income	1,913	7,080
Other expenses	(2,835)	(384)
Operating result	(19,992)	(12,005)
Finance income	136	5,023
Finance expenses	(10,936)	(161)
Net finance result	(10,800)	4,862
Result before tax	(30,792)	(7,143)
Income tax benefits (expenses)	1,999	(166)
Result for the period	(28,793)	(7,309)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	51	43
Other comprehensive income for the period, net of tax	51	43
Total comprehensive income for the period	(28,742)	(7,266)
Profit (loss) attributable to:
Shareholders of the parent	(28,793)	(7,309)
Non-controlling interests
Total comprehensive income attributable to:
Shareholders of the parent	(28,742)	(7,266)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share)
Diluted (in Euro per share)	(0.59)	(0.15)
Basic (in Euro per share)	€ (0.59)	€ (0.15)